Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
May 31, 2019

Dates Covered
Collections Period	05/01/19 - 05/31/19
Interest Accrual Period	05/15/19 - 06/16/19
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/19	148,620,450.07	15,559
Yield Supplement Overcollateralization Amount 04/30/19	2,331,080.64	0
Receivables Balance 04/30/19	150,951,530.71	15,559
Principal Payments	9,309,137.48	443
Defaulted Receivables	331,768.16	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/19	2,096,941.93	0
Pool Balance at 05/31/19	139,213,683.14	15,090

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	13.08%

Prepayment ABS Speed	1.19%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.15%
Weighted Average APR, Yield Adjusted	5.70%
Weighted Average Remaining Term	25.34

Delinquent Receivables:
Past Due 31-60 days	3,763,783.67	271
Past Due 61-90 days	1,149,800.01	86
Past Due 91-120 days	115,424.14	10
Past Due 121+ days	0.00	0
Total	5,029,007.82	367

Total 31+ Delinquent as % Ending Pool Balance	3.61%

Recoveries	298,488.28

Aggregate Net Losses/(Gains) - May 2019	33,279.88

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.26%
Prior Net Losses Ratio	0.17%
Second Prior Net Losses Ratio	0.00%
Third Prior Net Losses Ratio	0.60%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.92%

Flow of Funds	$ Amount

Collections	10,126,470.86
Advances	(2,324.73)
Investment Earnings on Cash Accounts	35,472.28
Servicing Fee	(125,792.94)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,033,825.47

Distributions of Available Funds
(1) Class A Interest	179,609.07
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,406,766.93
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	409,537.80
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	10,033,825.47

Servicing Fee	125,792.94
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 05/15/19	138,296,350.50
Principal Paid	9,406,766.93
Note Balance @ 06/17/19	128,889,583.57

Class A-1
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2a
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2b
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-3
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-4
Note Balance @ 05/15/19	117,136,350.50
Principal Paid	9,406,766.93
Note Balance @ 06/17/19	107,729,583.57
Note Factor @ 06/17/19	86.1836669%

Class B
Note Balance @ 05/15/19	21,160,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	21,160,000.00
Note Factor @ 06/17/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	217,520.74
Total Principal Paid	9,406,766.93
Total Paid	9,624,287.67

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.43963%
Coupon	2.83963%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.84000%
Interest Paid	179,609.07
Principal Paid	9,406,766.93
Total Paid to A-4 Holders	9,586,376.00

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2155463
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3213831
Total Distribution Amount	9.5369294

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.4368726
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	75.2541354
Total A-4 Distribution Amount	76.6910080

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/19	44,297.00
Balance as of 05/31/19	41,972.27
Change	(2,324.73)

Reserve Account
Balance as of 05/15/19	17,081,024.89
Investment Earnings	34,121.76
Investment Earnings Paid	(34,121.76)
Deposit/(Withdrawal)	-
Balance as of 06/17/19	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89